TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
TAXATION
Current tax expense	$ (4,756,431)	$ (3,568,637)	$ (9,297,065)	$ (4,863,336)
Deferred tax	1,647,061	2,932,484	3,708,671	5,118,862
Income tax expenses	$ (3,109,370)	$ (636,153)	$ (5,588,394)	$ 255,526